Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (loss) [Member]
Balance, shares at Dec. 31, 2019		3,373,760
Balance, amount at Dec. 31, 2019	$ 1,355,476	$ 0	$ 3,074,892	$ 0	$ (1,515,197)	$ (204,219)
Net loss	(173,308)		0	$ 0	(173,308)
Foreign currency translation adjustment	96,591					96,591
Common stock issued for cash, shares		5,000
Common stock issued for cash, amount			25,000
Beneficial conversion feature on convertible note issuance			55,500
Deferred offering cost			(133,480)
Balance, shares at Dec. 31, 2020		3,378,760
Balance, amount at Dec. 31, 2020	1,225,779		3,021,912		(1,688,505)	(107,628)
Net loss	(738,465)				(738,465)
Foreign currency translation adjustment	242,758					242,758
Balance, shares at Dec. 31, 2021		3,378,760
Balance, amount at Dec. 31, 2021	$ 730,072		$ 3,021,912		$ (2,426,970)	$ (135,130)